SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advance from customers	$ 3,292,117	$ 5,557,572	$ 3,722,717
Deferred revenue	$ 269,787	$ 121,388	$ 612,467